PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET
Schedule of Property and equipment

	2020	2019
Equipment	8,405	7,002
Furniture, fixture, and fittings and other	2,736	2,776
Total gross value	11,141	9,778
Less: accumulated depreciation and amortization	(8,142)	(6,644)
Total	3,000	3,134

Schedule of Finance lease right-of-use assets

	2020	2019
Equipment	359	713
Vehicles and IT equipment	1,196	1,582
Total gross value	1,554	2,295
Less: accumulated depreciation and amortization	850	1,360
Total	704	935